Note 10 - Employee Benefits - Defined Benefit Obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Defined benefit obligations	€ 3,760	€ 3,697	€ 2,621
Retirement defined benefit [member]
Statement Line Items [Line Items]
Defined benefit obligations	3,281	3,282	2,255
Seniority awards [member]
Statement Line Items [Line Items]
Defined benefit obligations	€ 479	€ 415	€ 366